ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 614,759	$ 1,138,187	$ 1,072,161
Accrued salaries payable	902,328	480,760	1,138,235
Other accrued expenses	47,620	118,419	59,992
Total	$ 1,564,707	$ 1,737,366	$ 2,270,388